John Hancock Dynamic Municipal Bond ETF Expense Example - John Hancock Dynamic Municipal Bond ETF - N/A	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	260
Expense Example, with Redemption, 5 Years	497
Expense Example, with Redemption, 10 Years	$ 1,180